Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of Summarizes Activity in the Company’s Short Term Investments at Fair Value - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments [Abstract]
Balance, beginning of year			$ 4,140,880
Additions			97,452	10,352,410
Sales at original cost			(1,149,320)	(517,821)
Net realized loss on short-term investments	$ (1,259)	$ (2,179)	(1,025)	(2,179)		$ (104,700)
Unrealized gain (loss)			14,253	(3,281)
Balance, end of year	$ 3,102,240	$ 9,829,129	$ 3,102,240	$ 9,829,129	$ 4,140,880